Related party transactions (Details Narrative) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Entities with joint control or significant influence over entity [member]
Statement Line Items [Line Items]
Research and development receivable from related party			£ 317
Receivable from related party			219
Royalty costs payable to related party		187,700
Payable to related party		£ 48,700
Preci-Health SA [Member]
Statement Line Items [Line Items]
Research services revenue related party	£ 44,400